Dissagreggated Revenue - Schedule of Disaggregated Revenue by Major Product Categories (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	$ 60,236,666	$ 7,673,558	$ 79,256,623	$ 235,667,734	$ 30,339,448	$ 174,202,627
Disaggregated cost of revenue	$ 34,437,339	$ 4,386,978	$ 62,897,307	186,223,181	23,974,043	139,154,316
Private-labelled apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue				196,736,307	25,327,485	156,316,352
Disaggregated cost of revenue				178,307,992	22,955,056	134,239,759
Own-branded apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue				38,931,427	5,011,963	17,886,275
Disaggregated cost of revenue				$ 7,915,189	$ 1,018,987	$ 4,914,557